Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in conformity with GAAP. All amounts referred to in the notes to the consolidated financial statements are in United States Dollars ($) unless stated otherwise.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with GAAP. All amounts referred to in the notes to the consolidated financial statements are in United States Dollars ($) unless stated otherwise.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates. Significant estimates include assumptions about fair valuation of derivative financial instruments; cash flow and fair value assumptions associated with measurements of contingent sale consideration receivable; valuation of inventory; collection of accounts receivable; the valuation and recognition of stock-based compensation expense; valuation allowance for deferred tax assets; and borrowing rate consideration for right-of-use (“ROU”) lease assets including related lease liability and useful life of fixed assets.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates. Significant estimates include assumptions about fair valuation of acquired intangible assets and derivative financial instruments; cash flow and fair value assumptions associated with measurements of contingent sale consideration receivable and impairment of intangible assets; valuation of inventory; collection of accounts receivable; the valuation and recognition of stock-based compensation expense; valuation allowance for deferred tax assets; and borrowing rate consideration for right-of-use (“ROU”) lease assets including related lease liability and useful life of fixed assets.

Revenue Recognition

Revenue Recognition

Patient service revenue

Patient service revenue is earned for functional medicine services provided to patients by the NCFM practice, physical therapy services provided to patients by the BTG practice (until sale of its assets in October 2025), aesthetics services provided by the AEU practice, and medical services provided to patients by the CCN practice (after its establishment in October 2024). Patient service revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for providing patient care. All amounts are due from patients at the time of service. Generally, the Company bills patients at the time of service. Revenue is recognized as performance obligations are satisfied.

Performance obligations are determined based on the nature of the services provided by the Company. Revenue for performance obligations satisfied over time includes revenue from NCFM Optimal Health 365 annual access contracts, CCN annual and semi-annual concierge services, and BTG physical therapy bundles (through sale of the BTG assets in October 2025). Revenue from NCFM annual access contracts and CCN concierge services, which include bundled products and services that have substantially the same pattern of transfer to the customer, is recognized over the period of delivery, which is the same as the period of the contract (typically, either six months or one year). Revenue from prepaid BTG physical therapy bundles, for which performance obligations were satisfied over time as visits are incurred, were recognized based on actual visits incurred in relation to total expected visits. At inception of such contracts, the Company recognizes contract liabilities for the value of services to be provided and, where applicable, contract assets for recoverable amounts incurred to obtain a customer contract that would not have incurred if the contract had not been obtained. The Company believes that these methods provide a faithful depiction of the transfer of services over the term of the performance obligations based on the inputs needed to satisfy the obligation.

Revenue for performance obligations satisfied at a point in time, which includes all other patient service revenue, is recognized when goods or services are provided at the time of the patient visit, at which time the Company is not required to provide additional goods or services to the patient.

Product Revenue

Product revenue is derived from the distribution of medical products that are sourced from a third-party supplier. The Company recognizes revenue at a point in time when title transfers to customers and the Company has no further obligation to provide services related to such products, which occurs when the product ships. The Company is the principal in its revenue transactions and as a result revenue is recorded on a gross basis. The Company has determined that it controls the ability to direct the use of the product provided prior to transfer to a customer, is primarily responsible for fulfilling the promise to provide the product to its customer, has discretion in establishing prices, and ultimately controls the transfer of the product to the customer. Shipping and handling costs billed to customers are recorded in revenue. Contract liabilities related to product revenue are recognized when payment is received but for which the Company has not met its product fulfillment performance obligation.

Sales are made inclusive of sales tax, where such sales tax is applicable. Sales tax is applicable on sales made in the state of Florida, where the Company has physical nexus. The Company has determined that it does not have economic nexus in any other states. The Company does not sell products outside of the United States.

The Company maintains a return policy that allows customers to return a product within a specified period of time prior to and subsequent to the expiration date of the product. The Company analyzes the need for a product return allowance at the end of each period based on eligible products.

Revenue Recognition

Patient service revenue

Patient service revenue is earned for functional medicine services provided to patients by the NCFM practice, physical therapy services provided to patients by the BTG practice (until sale of its assets in October 2025), aesthetics services provided by the AEU practice, and medical services provided to patients by the CCN practice (after its establishment in October 2024) and NWC practice (until its discontinuation in October 2024). Patient service revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for providing patient care. All amounts are due from patients at the time of service, with the exception of NWC billings incurred prior to October 2024 that were due from third-party payors (including health insurers and government programs) that included variable consideration for retroactive revenue adjustments due to settlement of audits, reviews, and investigations. Generally, the Company bills patients at the time of service and third-party payors within days after the services are performed and/or the patient is discharged from the facility. Revenue is recognized as performance obligations are satisfied.

Performance obligations are determined based on the nature of the services provided by the Company. Revenue for performance obligations satisfied over time includes revenue from NCFM annual access contracts (the Medical Membership and Concierge Program prior to October 1, 2023 and the more comprehensive Optimal Health 365 Access Plan thereafter), BTG physical therapy bundles, CCN annual and semi-annual concierge services, and NWC annual administration fees (prior to October 2024). Revenue from NCFM Medical Memberships and Concierge contracts, CCN concierge services, and NWC annual administration fees, which include bundled products and services that have substantially the same pattern of transfer to the customer, is recognized over the period of delivery, which is the same as the period of the contract (typically, six months or one year). Revenue from prepaid BTG physical therapy bundles, for which performance obligations are satisfied over time as visits are incurred, is recognized based on actual visits incurred in relation to total expected visits. At inception of such contracts, the Company recognizes contract liabilities for the value of services to be provided and, where applicable, contract assets for recoverable amounts incurred to obtain a customer contract that would not have incurred if the contract had not been obtained. The Company believes that these methods provide a faithful depiction of the transfer of services over the term of the performance obligations based on the inputs needed to satisfy the obligation.

Revenue for performance obligations satisfied at a point in time, which includes all patient service revenue other than NCFM annual access contracts, BTG physical therapy bundles, CCN concierge services, and NWC annual administration fees, is recognized when goods or services are provided at the time of the patient visit, and at which time the Company is not required to provide additional goods or services to the patient.

Patient service revenues are presented on the statement of operations net of contractual adjustments provided to third-party payors, discounts provided to uninsured patients in accordance with the Company’s policy, and/or implicit price concessions provided to uninsured patients. Estimates of contractual adjustments and discounts require significant judgment and are based on the Company’s current contractual agreements, its discount policies, and historical experience. The Company determines its estimate of implicit price concessions based on its historical collection experience with this class of patients. There were no material changes during the years ended December 31, 2025 or 2024 to the judgments applied in determining the amount and timing of patient service revenue. Subsequent to the cessation of the NWC practice on October 1, 2024, the Company no longer bills Medicare, Medicaid, or other third-party insurers for any of its patient services. During October 2025, the Company sold the BTG practice.

Product Revenue

Product revenue is derived from the distribution of medical products that are sourced from a third party. The Company recognizes revenue at a point in time when title transfers to customers and the Company has no further obligation to provide services related to such products, which occurs when the product ships. The Company is the principal in its revenue transactions and as a result revenue is recorded on a gross basis. The Company has determined that it controls the ability to direct the use of the product provided prior to transfer to a customer, is primarily responsible for fulfilling the promise to provide the product to its customer, has discretion in establishing prices, and ultimately controls the transfer of the product to the customer. Shipping and handling costs billed to customers are recorded in revenue. Contract liabilities related to product revenue are recognized when payment is received but for which the Company has not met its product fulfillment performance obligation.

Sales are made inclusive of sales tax, where such sales tax is applicable. Sales tax is applicable on sales made in the state of Florida, where the Company has physical nexus. The Company has determined that it does not have economic nexus in any other states. The Company does not sell products outside of the United States.

The Company maintains a return policy that allows customers to return a product within a specified period of time prior to and subsequent to the expiration date of the product. The Company analyzes the need for a product return allowance at the end of each period based on eligible products.

Cash and Cash Equivalents

Cash and Cash Equivalents

For financial statement purposes, the Company considers all highly liquid investments with original maturities of six months or less to be cash and cash equivalents. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company had $-0- and $-0- in cash balances in excess of the FDIC insured limit as of March 31, 2026 and December 31, 2025, respectively.

Cash and Cash Equivalents

For financial statement purposes, the Company considers all highly liquid investments with original maturities of six months or less to be cash and cash equivalents. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company had $-0- and $-0- in cash balances in excess of the FDIC insured limit as of December 31, 2025 and 2024, respectively.

Other Comprehensive Income	Other Comprehensive Income The Company does not have any activity that results in Other Comprehensive Income.	Other Comprehensive Income The Company does not have any activity that results in Other Comprehensive Income.
Leases

Leases

For new leases, the Company determines if an arrangement is or contains a lease at inception. Right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company’s leases do not provide an implicit discount rate. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Upon early termination of a lease, remaining ROU assets and lease liabilities are written off. Upon modification of a lease, the ROU asset and lease liability are remeasured based on the modified lease terms. Leases are included as ROU assets within other assets and ROU liabilities within accrued expenses and other liabilities and within other long-term liabilities on the Company’s consolidated balance sheets. See Note 7 for more complete details on balances as of the reporting periods presented herein.

Leases

Upon transition under ASU 2016-02, the Company elected the suite of practical expedients as a package applied to all of its leases, including (i) not reassessing whether any expired or existing contracts are or contain leases, (ii) not reassessing the lease classification for any expired or existing leases, and (iii) not reassessing initial direct costs for any existing leases. For new leases, the Company will determine if an arrangement is or contains a lease at inception. Leases are included as ROU assets within other assets and ROU liabilities within accrued expenses and other liabilities and within other long-term liabilities on the Company’s consolidated balance sheets.

ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company’s leases do not provide an implicit rate. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Upon termination of a lease, the ROU asset and lease liability are written off. Upon modification of a lease, the ROU asset and lease liability are remeasured based on the modified last terms. See Note 8 for more complete details on balances as of the reporting periods presented herein.

Inventory

Inventory

Inventory consisting of supplements, is stated at the lower of cost or net realizable value. Cost is determined by the first-in, first-out method. Outdated inventory is directly charged to cost of goods sold.

Inventory

Inventory consisting of supplements, is stated at the lower of cost or net realizable value. Cost is determined by the first-in, first-out method. Outdated inventory is directly charged to cost of goods sold.

Intangible Assets

Intangible Assets

The Company recognizes an acquired intangible whenever the intangible arises from contractual or other legal rights, or whenever it can be separated or divided from the acquired entity and sold, transferred, licensed, rented or exchanged, either individually or in combination with a related contract, asset or liability. Such intangibles are amortized over their estimated useful lives unless the estimated useful life is determined to be indefinite. Amortizable intangible assets are being amortized primarily over useful lives of five years. The straight-line method of amortization is used as it has been determined to approximate the use pattern of the assets. Impairment losses are recognized if the carrying amount of an intangible that is subject to amortization is not recoverable from expected future cash flows and its carrying amount exceeds its fair value.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. There are no patients/customers that represent 10% or more of the Company’s revenue or accounts receivable. Generally, the Company’s cash and cash equivalents are in checking accounts. The Company relies on a sole supplier for the fulfillment of substantially all of its product sales made through MOD.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. There are no patients/customers that represent 10% or more of the Company’s revenue or accounts receivable. Generally, the Company’s cash and cash equivalents are in checking accounts. The Company relies on a sole supplier for the fulfillment of substantially all of its product sales made through MOD.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For consolidated financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 5 to 7 years. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For consolidated financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 5 to 7 years. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.

Fair Value of Assets and Liabilities

Fair Value of Assets and Liabilities

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e. an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards have established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

●	Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data; and
●	Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company utilizes a binomial lattice option pricing model to estimate the fair value of options, warrants, beneficial conversion features and other Level 3 financial assets and liabilities. The Company believes that the binomial lattice model results in the best estimate of fair value because it embodies all of the requisite assumptions (including the underlying price, exercise price, term, volatility, and risk-free interest-rate) necessary to fairly value these instruments and, unlike less sophisticated models like the Black-Scholes model, it also accommodates assumptions regarding investor exercise behavior and other market conditions that market participants would likely consider in negotiating the transfer of such an instruments.

Fair Value of Assets and Liabilities

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e. an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards have established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

●	Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data; and
●	Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company utilizes a binomial lattice option pricing model to estimate the fair value of options, warrants, beneficial conversion features and other Level 3 financial assets and liabilities. The Company believes that the binomial lattice model results in the best estimate of fair value because it embodies all of the requisite assumptions (including the underlying price, exercise price, term, volatility, and risk-free interest-rate) necessary to fairly value these instruments and, unlike less sophisticated models like the Black-Scholes model, it also accommodates assumptions regarding investor exercise behavior and other market conditions that market participants would likely consider in negotiating the transfer of such an instruments.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and nonemployees under ASC 718 “Compensation – Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. This guidance establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. The Company uses a binomial lattice pricing model to estimate the fair value of options and warrants granted.

The Company grants common stock awards to non-employees in exchange for services provided. The Company measures the fair value of these awards using the fair value of the services provided or the fair value of the awards granted, whichever is more reliably measurable. The fair value measurement date of these awards is generally the date the performance of services is complete. The fair value of the awards is recognized on a straight-line basis as services are rendered. The share-based payments related to common stock awards for the settlement of services provided by non-employees is recorded on the consolidated statement of operations in the same manner and charged to the same account as if such settlements had been made in cash. From time to time, the Company also issues stock awards settleable in a variable number of common shares. Such awards are classified as liabilities until such time as the number of shares underlying the grant is determinable.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and nonemployees under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718 “Compensation – Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. This guidance establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. The Company uses a binomial lattice pricing model to estimate the fair value of options and warrants granted.

Income Taxes

Income Taxes

The Company follows Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability during each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse and are considered immaterial. No income tax has been provided for the three months ended March 31, 2026 and 2025, since the Company has sustained a loss for both periods. Due to the uncertainty of the utilization and recoverability of the loss carry-forwards and other deferred tax assets, management has determined a full valuation allowance for the deferred tax assets, since it is more likely than not that the deferred tax assets will not be realizable.

Income Taxes

The Company follows Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability during each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse and are considered immaterial. No income tax has been provided for the years ended December 31, 2025 and 2024, since the Company has sustained a loss for both periods. Due to the uncertainty of the utilization and recoverability of the loss carry-forwards and other deferred tax assets, management has determined a full valuation allowance for the deferred tax assets, since it is more likely than not that the deferred tax assets will not be realizable.

Recurring Fair Value Measurements

Recurring Fair Value Measurements

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of accounts receivable, accounts payable, and accrued liabilities approximated their fair value.

Recurring Fair Value Measurements

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of accounts receivable, accounts payable, and accrued liabilities approximated their fair value.

Net Income (Loss) per Share

Net Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. During the three months ended March 31, 2026 and 2025, the Company reported a net loss and excluded all outstanding stock options, warrants and other dilutive securities from the calculation of diluted net loss per common share because inclusion of these securities would have been anti-dilutive. As of March 31, 2026 and December 31, 2025, potentially dilutive securities were comprised of (i) 672,824 and 804,351 warrants outstanding, respectively, (ii) 131,174 and 135,791 stock options outstanding, respectively, (iii) up to 95,031 and 22,052 common shares issuable that are earned but not paid under consulting and director compensation arrangements, (iv) up to 1,345,032 and 1,260,936 shares potentially issuable upon conversion of outstanding fixed price convertible notes payable, (v) 296,562 and 346,250 stock grants subject to future vesting, and (vi) up to 137,500 and 137,500 shares of common stock issuable upon conversion of Series B Preferred stock.

Net Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. During the years ended December 31, 2025 and 2024, the Company reported a net loss and excluded all outstanding stock options, warrants and other dilutive securities from the calculation of diluted net loss per common share because inclusion of these securities would have been anti-dilutive. As of December 31, 2025 and 2024, potentially dilutive securities were comprised of (i) 804,351 and 1,014,932 warrants outstanding, respectively, (ii) 135,791 and 61,579 stock options outstanding, respectively, (iii) up to 22,052 and 30,632 common shares issuable that are earned but not paid under consulting and director compensation arrangements, (iv) up to 1,260,936 and 625,389 shares potentially issuable upon conversion of outstanding fixed price convertible notes payable, (v) 346,250 and -0- stock grants subject to future vesting, and (vi) up to 137,500 and 137,500 shares of common stock issuable upon conversion of Series B Preferred stock.

Common Stock Awards

Common Stock Awards

The Company grants common stock awards to non-employees in exchange for services provided. The Company measures the fair value of these awards using the fair value of the services provided or the fair value of the awards granted, whichever is more reliably measurable. The fair value measurement date of these awards is generally the date the performance of services is complete. The fair value of the awards is recognized on a straight-line basis as services are rendered. The share-based payments related to common stock awards for the settlement of services provided by non-employees is recorded on the consolidated statement of operations in the same manner and charged to the same account as if such settlements had been made in cash. From time to time, the Company also issues stock awards settleable in a variable number of common shares. Such awards are classified as liabilities until such time as the number of shares underlying the grant is determinable.

Warrants

Warrants

In connection with certain financing, consulting and collaboration arrangements, the Company has issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. The Company measures the fair value of the awards using the Black-Scholes pricing model as of the measurement date. The Company uses a binomial lattice pricing model to estimate the fair value of compensation options and warrants. Warrants issued in conjunction with the issuance of common stock are initially recorded at fair value as a reduction in additional paid-in capital of the common stock issued. All other warrants are recorded at fair value as expense over the requisite service period, or at the date of issuance, if there is not a service period. Certain of the Company’s warrants include a so-called down-round provision. The Company accounts for such provisions pursuant to Accounting Standards Update (“ASU”) No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity and Derivatives and Hedging, which calls for the recognition of a deemed dividend in the amount of the incremental fair value of the warrant due to the down round when triggered.

Warrants

In connection with certain financing, consulting and collaboration arrangements, the Company has issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. The Company measures the fair value of the awards using the Black-Scholes pricing model as of the measurement date. The Company uses a binomial lattice pricing model to estimate the fair value of compensation options and warrants. Warrants issued in conjunction with the issuance of common stock are initially recorded at fair value as a reduction in additional paid-in capital of the common stock issued. All other warrants are recorded at fair value as expense over the requisite service period, or at the date of issuance, if there is not a service period. Certain of the Company’s warrants include a so-called down round provision. The Company accounts for such provisions pursuant to ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity and Derivatives and Hedging, which calls for the recognition of a deemed dividend in the amount of the incremental fair value of the warrant due to the down round when triggered.

Segment Reporting

Segment Reporting

The Company uses the “management approach” under ASC 280, “Segment Reporting,” to identify its reportable segments. The management approach designates the internal organization used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. Using the management approach, the Company determined that it has three operating segments: (1) Health Services, comprised of a single patient service practice under the NCFM brand that includes the NCFM, AEU and CCN service offerings, (2) Digital Healthcare, which develops and markets the “HealthLynked Network,” an online personal medical information and record archive system, and (3) Medical Distribution, comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices. During October 2025, the Company sold the assets associated with its BTG practice, which had previously been included in the Health Services segment.

Segment Reporting

The Company uses the “management approach” under ASC 280, “Segment Reporting,” to identify its reportable segments. The management approach designates the internal organization used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. Using the management approach, the Company determined that it has three operating segments: (1) Health Services, comprised of the NCFM functional medicine practice, the BTG physical therapy practice (sold in October 2025), the AEU cosmetic services practice, the CCN primary care practice, and the NWC GYN practice (discontinued in October 2024), (2) Digital Healthcare, which develops and markets the “HealthLynked Network,” an online personal medical information and record archive system, and (3) Medical Distribution, comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices.

Recently Issued Pronouncements

Recently Issued Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40).” This standard requires disclosure of specific information about costs and expenses and becomes effective January 1, 2027. We are currently evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Share-Based Consideration Payable to a Customer. This ASU clarifies the accounting for share-based payments issued to a customer and reduces diversity in practice. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual periods. The Company expects to adopt this guidance for its year ending December 31, 2027. The Company does not expect the adoption to have a material impact on its financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Practical Expedient for Estimating Expected Credit Losses. This ASU introduces a practical expedient for estimating expected credit losses for current accounts receivable and contract assets and requires additional disclosures when elected. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual periods. The Company expects to adopt this guidance for its year ending December 31, 2027. The Company is currently evaluating whether it will elect the practical expedient and does not expect the adoption to have a material impact on its financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). This ASU simplifies the accounting for internal-use software by eliminating the distinction between development stages and requiring capitalization of costs once management authorizes and commits to funding a project and it is probable that the project will be completed and the software will be used as intended. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. The Company expects to adopt this guidance for its year ending December 31, 2027. The Company does not expect the adoption to have a material impact on its financial position, results of operations, or cash flows.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow Scope Improvements. This ASU clarifies the application of interim reporting guidance and requires disclosure of material events and changes occurring subsequent to the most recent annual reporting period. The amendments also reorganize certain interim disclosure requirements. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Company expects to adopt this guidance for its year ending December 31, 2027, with interim adoption beginning in fiscal year 2028. The Company is currently evaluating the impact of adopting this guidance on its condensed financial statements and related disclosures.

Recently Issued Pronouncements

In March 2024, the FASB issued ASU No. 2024-01, “Compensation—Stock Compensation (Topic 718): Scope Applications of Profits Interests and Similar Awards” (“ASU 2024-01”). ASU 2024-01 adds an example to Topic 718 which illustrates how to apply the scope guidance to determine whether profits interests and similar awards should be accounted for as share-based payment arrangements under Topic 718 or under other U.S. GAAP. ASU 2024-01 is effective for annual periods beginning after December 15, 2025, although early adoption is permitted. Upon adoption, ASU 2024-01 is not expected to have an impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40).” This standard requires disclosure of specific information about costs and expenses and becomes effective January 1, 2027. We are currently evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, “Debt - Debt with Conversions and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments” (“ASU 2024-04”). ASU 2024-04 clarifies the requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. The requirements of ASU 2024-04 are effective for the Company for fiscal years beginning after December 15, 2025, and interim periods within those periods. We are currently evaluating the impact of this standard on our consolidated financial statements and related disclosures.

Recently Adopted Pronouncements

Recently Adopted Pronouncements

In March 2024, the FASB issued ASU No. 2024-01, “Compensation—Stock Compensation (Topic 718): Scope Applications of Profits Interests and Similar Awards” (“ASU 2024-01”). ASU 2024-01 adds an example to Topic 718 which illustrates how to apply the scope guidance to determine whether profits interests and similar awards should be accounted for as share-based payment arrangements under Topic 718 or under other U.S. GAAP. The Company adopted this standard effective January 1, 2026. The adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, “Debt - Debt with Conversions and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments” (“ASU 2024-04”). ASU 2024-04 clarifies the requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. The Company adopted this standard effective January 1, 2026. The adoption did not have a material impact on the Company’s consolidated financial statements.

No other new accounting pronouncements were issued or became effective in the period that had, or are expected to have, a material impact on our consolidated Financial Statements.

Recently Adopted Pronouncements

In August 2020, the Financial Accounting Standards Board issued ASU 2020-06, “Debt – Debt with Conversion and Other Options and Derivatives and Hedging – Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies the accounting for convertible instruments and contracts in an entity’s own equity. The amendments eliminate certain separation models for convertible debt instruments, including the beneficial conversion feature model, and require most convertible instruments to be accounted for as a single liability measured at amortized cost. The update also simplifies the derivative scope exception guidance for contracts in an entity’s own equity and requires the use of the if-converted method for calculating diluted earnings per share for convertible instruments. The Company adopted ASU 2020-06 in the year ended December 31, 2026 using the modified retrospective method. Under this method, the cumulative effect of initially applying the new guidance is recognized as an adjustment to the opening balance of accumulated deficit at the date of adoption. The adoption of ASU 2020-06 resulted in the elimination of previously recognized beneficial conversion features associated with certain convertible notes and the related discount on the underlying debt instruments. Accordingly, the carrying amount of the Company’s convertible debt increased and the related debt discount and additional paid-in capital balances were reduced as of the adoption date. The adoption of this standard did not have a material impact on the Company’s consolidated statements of operations or cash flows.

In August 2023, the FASB issued ASU 2023-05, which requires a joint venture to initially measure its assets and liabilities at fair value upon formation. The Company adopted this standard effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements as the Company did not form any joint ventures during the year ended December 31, 2025.

In December 2023, the FASB issued ASU 2023-08, “Accounting for and Disclosure of Crypto Assets,” which requires certain crypto assets to be measured at fair value with changes recognized in net income each reporting period. The standard also requires enhanced disclosures regarding significant holdings, restrictions, and changes during the period. The Company adopted this standard effective January 1, 2025 on a modified retrospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements as the Company does not hold or trade crypto assets.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this update require additional disaggregation of information in the effective tax rate reconciliation, including standardized categories and separate disclosure of significant reconciling items. The update also requires disclosure of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdictions, and by individual jurisdictions when certain thresholds are met. The Company adopted this standard effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2024, the FASB issued ASU No 2024-02, “Codification Improvements - Amendments to Remove References to the Concepts Statements” (“ASU 2024-02”). ASU 2024-02 removes references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. ASU 2024-02 can be applied prospectively or retrospectively. The Company adopted this standard effective January 1, 2025. The adoption did not have a material effect on the Company’s consolidated financial statements.

No other new accounting pronouncements were issued or became effective in the period that had, or are expected to have, a material impact on our consolidated Financial Statements.

Deemed Dividends

Deemed Dividends

The Company accounts for convertible instruments in accordance with applicable guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 470, “Debt,” and ASC 260, “Earnings Per Share.” Certain of the Company’s convertible notes contain down-round features that provide for a reduction in the conversion price upon the occurrence of specified future equity issuances at prices below the then-current conversion price. The Company evaluates such down-round features to determine whether they require separate accounting or affect the classification of the host instrument. In accordance with ASC 260, when a down-round feature is triggered and results in a reduction of the conversion price, the Company recognizes the economic value transferred to the holder as a deemed dividend.

The amount of the deemed dividend is calculated as the difference between (i) the fair value of the shares issuable under the modified conversion terms and (ii) the fair value of the shares issuable under the original conversion terms, immediately prior to the triggering event. The deemed dividend is recognized in the period the down-round feature is triggered and is recorded as an adjustment to additional paid-in capital, with a corresponding charge to accumulated deficit. The deemed dividend does not impact net income (loss) but is treated as a reduction to income (loss) available to common stockholders in the calculation of basic and diluted earnings (loss) per share.

The Company reassesses the terms of its convertible instruments upon modification or triggering events to determine the appropriate accounting treatment. The Company recognized deemed dividends in the amount of $36,347 and $-0- in the three months ended March 31, 2026 and 2025, respectively, related to triggered down round adjustments.